Fair Value Summary of Quantitative Information about Level 3 Fair Value Measurements (Detail) $ in Millions		12 Months Ended
		Dec. 31, 2016 USD ($) Investment		Dec. 31, 2015 USD ($) Investment
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value	[1],[2]	$ 23,482.6		$ 20,937.3
Fair Value, Inputs, Level 3
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value		0.7		10.2
Fair Value, Inputs, Level 3 | Fixed maturities
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value		$ 0.3		$ 9.9
External Pricing | Fair Value, Inputs, Level 3 | Fixed maturities | Asset-backed Securities | Commercial mortgage-backed securities | Prepayment rate zero percent
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Number of securities | Investment		1		1
Fair Value		$ 0.3		$ 9.9
Valuation Technique		External vendor		External vendor
Unobservable Input, prepayment rate		0.00%		0.00%
Subtotal Level 3 Securities | Fair Value, Inputs, Level 3
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value		$ 0.3		$ 9.9
Third Party Pricing Exemption Securities | Fair Value, Inputs, Level 3
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value		$ 0.4	[3]	$ 0.3	[4]

[1]	Our portfolio reflects the effect of unsettled security transactions and collateral on any open derivative positions; at December 31, 2016, $27.8 million was included in "other liabilities," compared to $23.1 million in "other assets" at December 31, 2015.
[2]	The total fair value of the portfolio at both December 31, 2016 and 2015 included $1.3 billion of securities held in a consolidated, non-insurance subsidiary of the holding company, net of any unsettled security transactions.
[3]	The fair values for these securities were obtained from non-binding external sources where unobservable inputs are not reasonably available to us.
[4]	The fair values for these securities were obtained from non-binding external sources where unobservable inputs are not reasonably available to us.